Note 4 - Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Note 4 - Loans and Related Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2014	2013

Commercial and industrial	$60,744	$54,498
Real estate - construction	30,296	25,601
Real estate - mortgage:
Residential	227,552	210,310
Commercial	147,413	141,171
Consumer installment	4,579	4,145
	470,584	435,725
Less allowance for loan and lease losses	(6,846)	(7,046)

Net loans	$463,738	$428,679

Schedule of Financing Receivable by Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,393	$3,296	$5,183	$4,490	$6	$14,368
Collectively evaluated for impairment	59,351	27,000	222,369	142,923	4,573	456,216
Total loans	$60,744	$30,296	$227,552	$147,413	$4,579	$470,584
			Real estate- Mortgage
December 31, 2013	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,891	$4,011	$5,882	$7,175	$6	$18,965
Collectively evaluated for impairment	52,607	21,590	204,428	133,996	4,139	416,760
Total loans	$54,498	$25,601	$210,310	$141,171	$4,145	$435,725

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$83	$589	$892	$30	$2	$1,596
Collectively evaluated for impairment	559	279	2,811	1,546	55	5,250
Total ending allowance balance	$642	$868	$3,703	$1,576	$57	$6,846
			Real Estate- Mortgage
December 31, 2013	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$179	$210	$855	$563	$-	$1,807
Collectively evaluated for impairment	435	366	2,809	1,607	22	5,239
Total ending allowance balance	$614	$576	$3,664	$2,170	$22	$7,046
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
Charge-offs	(237)	-	(671)	(260)	(44)	(1,212)
Recoveries	121	60	267	40	154	642
Provision	144	232	443	(374)	(75)	370
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
Charge-offs	(419)	(191)	(675)	-	(45)	(1,330)
Recoveries	191	33	107	46	24	401
Provision	(890)	(389)	1,360	133	(18)	196
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779

Impaired Financing Receivables [Table Text Block]
December 31, 2014
Impaired Loans

	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,146	$1,145	$-
Real estate - construction	2,707	2,705	-
Real estate - mortgage:
Residential	2,202	2,197	-
Commercial	4,064	4,060	-
Total	$10,119	$10,107	$-

With an allowance recorded:
Commercial and industrial	$247	$247	$83
Real estate - construction	589	589	589
Real estate - mortgage:
Residential	2,981	2,978	892
Commercial	426	426	30
Consumer installment	6	6	2
Total	$4,249	$4,246	$1,596

Total:
Commercial and industrial	$1,393	$1,392	$83
Real estate - construction	3,296	3,294	589
Real estate - mortgage:
Residential	5,183	5,175	892
Commercial	4,490	4,486	30
Consumer installment	6	6	2
Total	$14,368	$14,353	$1,596
December 31, 2013
Impaired Loans

	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,357	$1,357	$-
Real estate - construction	124	124	-
Real estate - mortgage:
Residential	2,704	2,892	-
Commercial	5,093	5,093	-
Consumer installment	6	6	-
Total	$9,284	$9,472	$-

With an allowance recorded:
Commercial and industrial	$534	$534	$179
Real estate - construction	3,887	3,887	210
Real estate - mortgage:
Residential	3,178	3,217	855
Commercial	2,082	2,082	563
Consumer installment	-	-	-
Total	$9,681	$9,720	$1,807

Total:
Commercial and industrial	$1,891	$1,891	$179
Real estate - construction	4,011	4,011	210
Real estate - mortgage:
Residential	5,882	6,109	855
Commercial	7,175	7,175	563
Consumer installment	6	6	-
Total	$18,965	$19,192	$1,807

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2014		As of December 31, 2013		As of December 31, 2012

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$1,989	$85	$2,187	$119	$2,776	$348
Real estate - construction	3,631	154	3,743	183	2,798	156
Real estate - mortgage:
Residential	5,331	171	5,380	293	4,263	338
Commercial	5,998	229	6,500	493	4,717	543
Consumer installment	11	1	13	1	27	3
Total	$16,960	$640	$17,824	$1,090	$14,582	$1,388

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Number of Contracts
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Pre-Modification Outstanding Recorded Investment
Real estate- mortgage:
Residential	-	3	3	$140
Commercial	-	1	1	48
Consumer Installment	1	-	1	6

	Number of Contracts
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Pre-Modification Outstanding Recorded Investment
Commercial and industrial	6	1	7	$1,264
Real estate- mortgage:
Residential	7	-	7	784
Commercial	2	-	2	834

	Number of Contracts
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Pre-Modification Outstanding Recorded Investment
Commercial and industrial	1	12	13	$489
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2014

Commercial and industrial	$58,976	$-	$1,730	$38	$60,744
Real estate - construction	29,212	495	-	589	30,296
Real estate - mortgage:
Residential	218,244	584	8,724	-	227,552
Commercial	137,755	3,908	5,750	-	147,413
Consumer installment	4,572	-	7	-	4,579
Total	$448,759	$4,987	$16,211	$627	$470,584
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2013

Commercial and industrial	$52,078	$772	$1,605	$43	$54,498
Real estate - construction	24,052	907	642	-	25,601
Real estate - mortgage:
Residential	198,479	774	11,057	-	210,310
Commercial	132,931	2,232	6,008	-	141,171
Consumer installment	4,129	-	16	-	4,145
Total	$411,669	$4,685	$19,328	$43	$435,725

Past Due Financing Receivables [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2014

Commercial and industrial	$60,296	$349	$68	$31	$448	$60,744
Real estate - construction	30,296	-	-	-	-	30,296
Real estate - mortgage:
Residential	223,209	2,065	363	1,915	4,343	227,552
Commercial	146,816	30	-	567	597	147,413
Consumer installment	4,547	27	3	2	32	4,579
Total	$465,164	$2,471	$434	$2,515	$5,420	$470,584
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2013

Commercial and industrial	$53,440	$529	$359	$170	$1,058	$54,498
Real estate - construction	24,945	17	639	-	656	25,601
Real estate - mortgage:
Residential	203,747	3,082	481	3,000	6,563	210,310
Commercial	140,251	645	100	175	920	141,171
Consumer installment	4,083	43	19	-	62	4,145
Total	$426,466	$4,316	$1,598	$3,345	$9,259	$435,725

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
		90+ Days Past
	Nonaccrual	Due and Accruing
December 31, 2014

Commercial and industrial	$365	$-
Real estate - construction	587	-
Real estate - mortgage:
Residential	5,438	165
Commercial	955	-
Consumer installment	2	-
Total	$7,347	$165
		90+ Days Past
	Nonaccrual	Due and Accruing
December 31, 2013

Commercial and industrial	$176	$38
Real estate - construction	-	-
Real estate - mortgage:
Residential	7,411	143
Commercial	743	-
Consumer installment	8	-
Total	$8,338	$181

Subsequently Defaulted [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Tables) [Line Items]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Real estate- mortgage:
Residential	1	$15
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	5	$574
Real estate- mortgage:
Commercial	1	190
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	6	$256
Real estate- construction	1	3,622
Real estate- mortgage:
Residential	2	89
Consumer Installment	1	5